Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Based Payments [Abstract]
Schedule of Activities in RSUs, RSAs and Other Contingently Issuable Shares Outstanding and Related Information
Activity in the RSUs, RSAs, and other contingently issuable shares outstanding and related information is as follows:

	RSUs		RSAs		Other
	Number of RSUs	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
		US$		US$		US$
Outstanding at January 1, 2018	195,937	42.46	61,880	90.65	—	—
Granted	14,383	168.24	—	—	—	—
Forfeited	(15,991)	34.93	—	—	—	—
Released	(93,946)	40.12	—	—	—	—
Outstanding at December 31, 2018	100,383	63.87	61,880	90.65	—	—
Granted	715,224	137.15	—	—	162,320	145.21
Forfeited	(48,754)	118.96	—	—	—	—
Released	(128,503)	98.52	(20,600)	90.65	—	—
Outstanding at December 31, 2019	638,350	134.79	41,280	90.65	162,320	145.21
Granted	1,127,149	161.50	—	—	34,450	145.14
Forfeited	(91,613)	143.13	—	—	—	—
Released	(353,693)	138.66	(41,280)	90.65	(40,580)	145.21
Outstanding at December 31, 2020	1,320,193	155.98	—	—	156,190	145.19

Schedule of Activity in Stock Options Outstanding and Related Information
Activity in the stock options outstanding and related information is as follows:

	Options
	Number of options	Weighted average exercise price
		US$
Outstanding at January 1, 2018	14,646,720	48.73
Granted	3,578,000	142.20
Forfeited	(1,220,508)	62.82
Exercised	(4,736,555)	40.97
Expired	(24,131)	54.98
Outstanding at December 31, 2018	12,243,526	77.63
Granted	4,152,565	147.11
Forfeited	(719,860)	105.01
Exercised	(3,478,660)	49.41
Expired	(43,799)	117.79
Outstanding at December 31, 2019	12,153,772	107.68
Granted	2,356,040	180.12
Forfeited	(855,051)	131.30
Exercised	(4,556,908)	78.87
Expired	(56,565)	146.69
Outstanding at December 31, 2020	9,041,288	138.60
Exercisable at December 31, 2018	5,162,876	58.25
Exercisable at December 31, 2019	5,553,650	84.18
Exercisable at December 31, 2020	4,022,751	113.91

Summary of Stock Options Outstanding
The stock options outstanding December 31, 2020, 2019, and 2018 are comprised of the following:

			2020		2019		2018
Range of exercise prices (US$)			Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
1.65	to	45.00	195,207	0.3	2,130,161	0.9	4,753,052	1.8
45.01	to	90.00	1,243,833	1.2	2,482,270	2.2	3,337,414	3.2
90.01	to	135.00	2,234,257	2.7	2,946,838	3.4	2,695,890	3.9
135.01	to	180.00	3,671,417	3.5	3,318,423	4.1	749,360	4.3
180.01	to	437.63	1,696,574	3.6	1,276,080	3.7	707,810	4.2
			9,041,288	2.9	12,153,772	2.9	12,243,526	2.9

Summary of Black-Scholes Option-Pricing Models
The following table lists the inputs to the Black-Scholes option-pricing models used for employee share-based compensation for the years ended December 31, 2020, 2019, and 2018:

	2020	2019	2018
Expected volatility (%)	30.0 – 42.8	30.1 – 35.2	32.0 – 34.7
Risk-free interest rate (%)	0.1 – 1.7	1.4 – 2.6	2.4 – 2.9
Expected life of stock options (years)	2.6 – 4.8	2.5 – 4.8	2.4 – 4.4
Weighted-average share price (US$)	162.82	136.09	142.20

Summary of Impact of Changes on Stock Options Expense for Options Granted	The following table shows the impact of these changes on stock option expense for the options granted in 2020:

2020
(in € millions)
Actual stock option expense	30
Stock option expense increase (decrease) under the following assumption changes
Volatility decreased by 10%	(9)
Volatility increase by 10%	9
Expected life decrease by 1 year	(6)
Expected life increase by 1 year	5

Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments
The expense recognized in the consolidated statement of operations for employee share-based compensation is as follows:

	2020	2019	2018
	(in € millions)
Cost of revenue	8	4	3
Research and development	84	61	40
Sales and marketing	34	27	19
General and administrative	50	30	26
	176	122	88